Taxation - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Applicable tax rate	25.00%
Preferential Income Tax Rate	15.00%
Unrecognized deferred tax assets	¥ 116	¥ 125
Cumulative tax losses	¥ 511	¥ 496
Bottom of range
Income Taxes [Line Items]
Cumulative tax losses expiration period	2019
Top of range
Income Taxes [Line Items]
Cumulative tax losses expiration period	2023
Guangzhou Kugou
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Beijing Kuwo
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Tencent Music Entertainment Technology Shenzhen Co Ltd
Income Taxes [Line Items]
Applicable tax rate		15.00%
Preferential Income Tax Rate		15.00%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%